Commitments and Contingencies - Future Payments Under Operating Leases (Details) $ in Thousands	Sep. 30, 2015 USD ($)
Operating Leased Assets [Line Items]
2015	$ 42,477
2016	36,661
2017	29,129
2018	21,117
2019	19,354
Thereafter	121,664
Total	270,402
Operating Leases
Operating Leased Assets [Line Items]
2015	36,744
2016	32,283
2017	24,724
2018	16,669
2019	14,864
Thereafter	97,537
Total	222,821
Operating Leases under restructuring [Member]
Operating Leased Assets [Line Items]
2015	5,733
2016	4,378
2017	4,405
2018	4,448
2019	4,490
Thereafter	24,127
Total	$ 47,581